SHARE BASED COMPENSATION (Q1) (Details) (USD $)	0 Months Ended						3 Months Ended				12 Months Ended		0 Months Ended
	Jun. 13, 2014	Jun. 05, 2014	Jun. 14, 2012	Jun. 15, 2010	Dec. 17, 2009	May 08, 2007	Mar. 31, 2015		Mar. 31, 2014		Dec. 31, 2014	Dec. 31, 2013	Jun. 05, 2014	Jun. 13, 2013	Jun. 14, 2012	Jun. 15, 2010	Dec. 17, 2009	May 08, 2007	Mar. 31, 2006
Additional disclosures [Abstract]
Number of shares authorized (in shares)							2,800,000
Number of additional shares authorized (in shares)	600,000	1,000,000	400,000	200,000	200,000	266,667
Incentive Stock Options [Member]
Options Granted [Abstract]
Quantity (in shares)							0	[1]	0	[1]	125,000	232,500
Weighted average fair value per share (in dollars per share)							$ 0	[1]	$ 0	[1]	$ 0.81	$ 0.24
Fair value							$ 0	[1]	$ 0	[1]	$ 101,171	$ 56,112
Options, Outstanding [Roll Forward]
Granted (in shares)							0	[1]	0	[1]	125,000	232,500
Nonstatutory Stock Options [Member]
Options Granted [Abstract]
Quantity (in shares)							0	[1]	0	[1]	560,000	735,000
Weighted average fair value per share (in dollars per share)							$ 0	[1]	$ 0	[1]	$ 0.81	$ 0.24
Fair value							0	[1]	0	[1]	453,250	177,388
Options, Outstanding [Roll Forward]
Granted (in shares)							0	[1]	0	[1]	560,000	735,000
Stock Options [Member]
Options Granted [Abstract]
Quantity (in shares)							0				685,000	967,500
Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)							1,699,907		1,014,907		1,014,907	158,409
Granted (in shares)							0				685,000	967,500
Forfeited/cancelled (in shares)							0				0	(111,002)
Exercised (in shares)							0				0	0
Outstanding, end of period (in shares)							1,699,907				1,699,907	1,014,907
Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)							$ 1.73		$ 2.12		$ 2.12	$ 12.32
Granted (in dollars per share)							$ 0				$ 1.15	$ 0.33
Forfeited/cancelled (in dollars per share)							$ 0				$ 0	$ 1.03
Exercised (in dollars per share)							$ 0				$ 0	$ 0
Outstanding, end of period (in dollars per share)							$ 1.73				$ 1.73	$ 2.12
Nonvested Awards, unearned share-based compensation [Abstract]
Unearned share-based compensation expense							482,000				557,694
Unearned share-based compensation, recognition period							30 months				3 years
Restricted Stock [Member]
Additional disclosures [Abstract]
Granted (in shares)							0		0		0	0
Nonvested Awards, unearned share-based compensation [Abstract]
Unearned share-based compensation expense											$ 0
Restricted Stock [Member] | Minimum [Member]
Additional disclosures [Abstract]
Vesting period							2 years				6 months
Restricted Stock [Member] | Maximum [Member]
Additional disclosures [Abstract]
Vesting period							5 years				5 years
Contractual term							10 years				10 years
2006 Equity Incentive Plan [Member]
Additional disclosures [Abstract]
Number of shares authorized (in shares)											133,333								133,333
Number of additional shares authorized (in shares)											2,800,000		1,000,000	600,000	400,000	200,000	200,000	266,667
Number of shares available for grant (in shares)							1,030,647				1,030,647
2006 Equity Incentive Plan [Member] | Stock Options [Member]
Additional disclosures [Abstract]
Number of options granted to date (in shares)							2,061,167				2,061,167
2006 Equity Incentive Plan [Member] | Stock Options [Member] | Minimum [Member]
Additional disclosures [Abstract]
Vesting period							1 year				1 year
2006 Equity Incentive Plan [Member] | Stock Options [Member] | Maximum [Member]
Additional disclosures [Abstract]
Vesting period							4 years				4 years
2006 Equity Incentive Plan [Member] | Restricted Stock [Member]
Additional disclosures [Abstract]
Number of restricted shares granted to date (in shares)							68,616				68,616
2006 Equity Incentive Plan [Member] | Restricted Stock [Member] | Minimum [Member]
Additional disclosures [Abstract]
Vesting period							6 months				6 months
2006 Equity Incentive Plan [Member] | Restricted Stock [Member] | Maximum [Member]
Additional disclosures [Abstract]
Vesting period							5 years				5 years

[1]	The Company did not award any shared-based compensation for the three months ended March 31, 2015 and 2014.